Advance to Suppliers, Net (Details) - Schedule of Advances to Suppliers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances to Suppliers [Line Items]
Advances for products purchasing from third-parties	$ 4,076,231	$ 22,644,684
Subtotal	13,950,776	22,644,684
Less: allowance for credit losses	(569,799)	(902,189)
Advance to suppliers, net	13,380,977	21,742,495
Related Party [Member]
Schedule of Advances to Suppliers [Line Items]
Advances for products purchasing from third-parties	$ 9,874,545